Finance and other income and Foreign exchange gains/(losses), net	12 Months Ended
Mar. 31, 2020
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Finance and other income and Foreign exchange gains/(losses), net
28. Finance and other income and Foreign exchange gains/(losses), net

	Year ended March 31,
	2018		2019		2020
Interest income	₹	17,806	₹	20,261	₹	21,764
Dividend income		609		361		367
Net gain from investments classified as FVTPL		5,410		1,990		1,275
Net gain from investments classified as FVTOCI		174		311		675

Finance and other income	₹	23,999	₹	22,923	₹	24,081

Foreign exchange gains/(losses), net, on financial instruments measured at FVTPL		(107)		1,251		2,144
Other Foreign exchange gains/(losses), net		1,595		1,964		1,025

Foreign exchange gains/(losses), net	₹	1,488	₹	3,215	₹	3,169

	₹	25,487	₹	26,138	₹	27,250